Commitments and Contingencies: Schedule of Rent Expense (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Rent Expense:
Schedule of Rent Expense
Year	Total Lease Commitment
2012	$196,123
2013	$132,900
2014	$85,994
2015	$39,088
2016 and thereafter	$0